Equity (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Share buyback program number of shares authorized to be repurchased	13,751,600
Share buyback program number of value authorized to be repurchased	$ 214
Acquired Parent [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	13,751,600
Purchase of treasury shares	$ 214